Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 35,928	$ 82,077,334	$ (36,825,634)	$ 45,287,628
Beginning balance, shares at Dec. 31, 2020	35,928,191
Stock-based compensation expense		865,112		865,112
Issuance of warrants		5,493,821		5,493,821
Net loss			(10,997,929)	(10,997,929)
Warrants issued for acquisition		(732,300)		(732,300)
Issuance of common stock for acquisition	$ 4,600	7,769,400		7,774,000
Issuance of common stock for acquisition, shares	4,600,000
Ending balance, value at Dec. 31, 2021	$ 40,528	95,473,367	(47,823,563)	47,690,332
Ending balance, shares at Dec. 31, 2021	40,528,191
Stock-based compensation expense		716,432		716,432
Issuance of warrants		2,969,916		2,969,916
Exercise of warrants	$ 300	2,700		3,000
Exercise of warrants, shares	300,000
Net loss			(6,124,885)	(6,124,885)
Ending balance, value at Mar. 31, 2022	$ 40,828	99,162,415	(53,948,448)	45,254,795
Ending balance, shares at Mar. 31, 2022	40,828,191
Beginning balance, value at Dec. 31, 2021	$ 40,528	95,473,367	(47,823,563)	47,690,332
Beginning balance, shares at Dec. 31, 2021	40,528,191
Stock-based compensation expense		1,905,948		1,905,948
Issuance of warrants		6,191,575		6,191,575
Exercise of warrants	$ 300	2,700		3,000
Exercise of warrants, shares	300,000
Net loss			(38,165,870)	(38,165,870)
Common stock repurchased and cancelled	$ (300)	(2,700)		(3,000)
Common stock repurchased and cancelled , shares	(300,000)
Warrants repurchased and retired		(200,000)		(200,000)
Ending balance, value at Dec. 31, 2022	$ 40,528	103,370,890	(85,989,433)	17,421,985
Ending balance, shares at Dec. 31, 2022	40,528,191
Stock-based compensation expense		210,966		210,966
Net loss			(2,554,584)	(2,554,584)
Issuance of shares	$ 240	153,360		153,600
Issuance of shares, shares	240,000
Ending balance, value at Mar. 31, 2023	$ 40,768	$ 103,735,216	$ (88,544,017)	$ 15,231,967
Ending balance, shares at Mar. 31, 2023	40,768,191